BLACKROCK FUNDS III

BlackRock Total International ex U.S. Index Fund

BlackRock Large Cap Index Fund

(the “Funds”)

Supplement dated April 8, 2016 to the Funds’

Statement of Additional Information dated April 30, 2015

Effective immediately, the following changes are made to the Funds’ Statement of Additional Information:

The section entitled “Management, Advisory and Other Service Arrangements — Information Regarding the Portfolio Managers” is revised as follows:

The first paragraph is deleted in its entirety and replaced with the following:

Alan Mason, Greg Savage, CFA, Jennifer Hsui, CFA, Creighton Jue, CFA and Rachel Aguirre are the portfolio managers of the Master Portfolios and are jointly and primarily responsible for the day-to-day management of each Master Portfolio.

The table in the sub-section entitled “Other Funds and Accounts Managed — Total International ex U.S. Index Master Portfolio” is deleted in its entirety and replaced with the following:

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Alan Mason	305	406	280	0	0	0
	$671.5 Billion	$500.7 Billion	$476.9 Billion	$0	$0	$0
Greg Savage, CFA	305	89	2	0	0	0
	$680.4 Billion	$36.17 Billion	$172.2 Million	$0	$0	$0
Jennifer Hsui, CFA*	54	0	0	0	0	0
	$82.79 Billion	$0	$0	$0	$0	$0
Creighton Jue, CFA*	0	19	9	0	0	0
	$0	$5.22 Billion	$4.53 Billion	$0	$0	$0
Rachel Aguirre*	13	82	64	0	0	0
	$14.68 Billion	$139.1 Billion	$94.08 Billion	$0	$0	$0

*  Information provided for Ms. Hsui, Mr. Creighton and Ms. Aguirre is as of March 31, 2016.

The table in the sub-section entitled “Other Funds and Accounts Managed — Large Cap Index Master Portfolio” is deleted in its entirety and replaced with the following:

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Alan Mason	305	406	280	0	0	0
	$669.4 Billion	$500.7 Billion	$476.9 Billion	$0	$0	$0
Greg Savage, CFA	305	89	2	0	0	0
	$678.1 Billion	$36.17 Billion	$172.2 Million	$0	$0	$0
Jennifer Hsui, CFA*	54	0	0	0	0	0
	$82.79 Billion	$0	$0	$0	$0	$0
Creighton Jue, CFA*	0	19	9	0	0	0
	$0	$5.22 Billion	$4.53 Billion	$0	$0	$0
Rachel Aguirre*	13	82	64	0	0	0
	$14.68 Billion	$139.1 Billion	$94.08 Billion	$0	$0	$0

*  Information provided for Ms. Hsui, Mr. Creighton and Ms. Aguirre is as of March 31, 2016.

The last sentence of the sub-section entitled “Portfolio Manager Compensation Overview — Discretionary Incentive Compensation” is deleted in its entirety and replaced with the following:

The performance of each of Messrs. Mason, Savage and Jue and Mses. Hsui and Aguirre is not measured against a specific benchmark.

The last sentence of the sub-section entitled “Portfolio Manager Compensation Overview — Distribution of Discretionary Incentive Compensation — Long-Term Incentive Plan Awards” is deleted in its entirety and replaced with the following:

Messrs. Mason, Savage and Jue and Mses. Hsui and Aguirre have unvested long-term incentive awards.

The table in the sub-section entitled “Share Ownership” is deleted in its entirety and replaced with the following:

Portfolio Manager	Fund(s) Managed	Dollar Range of Equity Securities Beneficially Owned
Alan Mason	Total International ex U.S. Index Fund	None
	Large Cap Index Fund	None
Greg Savage, CFA	Total International ex U.S. Index Fund	None
	Large Cap Index Fund	None
Jennifer Hsui, CFA*	Total International ex U.S. Index Fund	None
	Large Cap Index Fund	None
Creighton Jue, CFA*	Total International ex U.S. Index Fund	None
	Large Cap Index Fund	None
Rachel Aguirre*	Total International ex U.S. Index Fund	None
	Large Cap Index Fund	None

*  Information provided for Ms. Hsui, Mr. Creighton and Ms. Aguirre is as of March 31, 2016.

Shareholders should retain this Supplement for future reference.